Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Payable

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Suppliers and contractors (Note 28)	68,051	69,099
Taxes (Note 27)	1,457	1,789
Carriers and other customers (Note 28)	1,387	1,815
Related parties (Notes 25 and 28)	602	684
Others	6,348	1,223
	77,845	74,610